Net Loss per Share - Computation of Basic and Diluted Net Income (Loss) Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 06, 2023	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares
Numerator:
Net loss		$ (9,663)		$ (23,578)		$ (20,666)		$ (47,909)		$ (75,843)		$ (73,325)
Net loss income attributable to common stockholders, basic		(9,663)		(23,578)		(20,666)		(47,909)		(75,843)		(73,325)
Net (loss) income attributable to common stockholders, diluted		$ (9,663)		$ (23,578)		$ (20,666)		$ (47,909)		$ (75,843)		$ (77,408)
Denominator:
Weighted average common shares outstanding, basic (in shares) | shares		7,864	[1]	5,700	[1]	6,986	[1]	5,667	[1]	5,787	[2]	5,508	[2]
Net loss per share — basic (in dollar per share) | $ / shares		$ (1.23)	[1]	$ (4.14)	[1]	$ (2.96)	[1]	$ (8.45)	[1]	$ (13.11)	[2]	$ (13.31)	[2]
Weighted average common shares outstanding, diluted (in shares) | shares		7,864	[1]	5,700	[1]	6,986	[1]	5,667	[1]	5,787	[2]	5,812	[2]
Net loss per share — basic (in dollar per share) | $ / shares		$ (1.23)	[1]	$ (4.14)	[1]	$ (2.96)	[1]	$ (8.45)	[1]	$ (13.11)	[2]	$ (13.32)	[2]
Reverse stock split ratio	0.0333

[1]	Shares for the three and six months ended June 30, 2023 have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.
[2]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.